Note 11 - Stockholders' Equity	12 Months Ended
Mar. 31, 2023
Notes to Financial Statements
Equity [Text Block]

11. Stockholders’ Equity

Preferred Stock — The Company has authorized three classes of preferred stock consisting of 200,000 shares of Six Percent (6%) Voting Cumulative Preferred Stock, par value $0.25 (“6% Preferred”); 30,000 shares of Preferred Stock Without Par Value to be issued in series by the Board of Directors, none of which are currently designated or outstanding; and 8,200,000 shares of Preferred Stock with $0.025 par value, Class A, to be issued in series by the Board of Directors (“Class A Preferred”). The Board of Directors has designated four series of Class A Preferred including 10% Cumulative Convertible Voting Preferred Stock—Series A (“Series A Preferred”); 10% Cumulative Convertible Voting Preferred Stock—Series B (“Series B Preferred”); Convertible Participating Preferred Stock; and Convertible Participating Preferred Stock, Series 2003.

The Convertible Participating Preferred Stock and Convertible Participating Preferred Stock, Series 2003 are convertible at the holders’ option on a one-for-one basis into shares of Class A Common Stock, subject to antidilution adjustments. These series of preferred stock have the right to receive dividends and distributions at a rate equal to the amount of any dividends and distributions declared or made on the Class A Common Stock. No dividends were declared or paid on this preferred stock in fiscal year 2023 or 2022. In addition, these series of preferred stock have certain distribution rights upon liquidation. Upon conversion, shares of these series of preferred stock become authorized but unissued shares of Class A Preferred and may be reissued as part of another series of Class A Preferred. As of March 31, 2023, the Company has an aggregate of 6,791,708 shares of non-designated Class A Preferred authorized for issuance.

The Convertible Participating Preferred Stock has a liquidation preference of $12 per share and a stated value of $11.931 per share. There were 8,292 shares outstanding as of March 31, 2023 and 23,964 conversions during the fiscal year. The Convertible Participating Preferred Stock, Series 2003 was issued as partial consideration of the purchase price in the Chiquita Processed Foods acquisition. The 967,742 shares issued in that 2003 acquisition were valued at $16.60 per share which represented the then market value of the Class A Common Stock into which the preferred shares were immediately convertible. This series has a liquidation preference of $15.50 per share and has no shares outstanding as of March 31, 2023.

There are 407,240 shares of Series A Preferred outstanding as of March 31, 2023 which are convertible into one share of Class A Common Stock and one share of Class B Common stock for every 20 shares of Series A Preferred. There are 400,000 shares of Series B Preferred outstanding as of March 31, 2023 which are convertible into one share of Class A Common Stock and one share of Class B Common Stock for every 30 shares of Series B preferred. There are 200,000 shares of 6% Preferred outstanding as of March 31, 2023 which are callable at their par value at any time at the option of the Company. The Company paid dividends of $20,000 on the Series A and Series B Preferred and $3,000 on the 6% Preferred during each of fiscal year 2023 and 2022.

Common Stock — The Class A Common Stock and the Class B Common Stock have substantially identical rights with respect to any dividends or distributions of cash or property declared on shares of common stock, and rank equally as to the right to receive proceeds on liquidation or dissolution of the Company after payment of the Company’s indebtedness and liquidation right to the holders of preferred shares. However, holders of Class B Common Stock retain a full vote per share, whereas the holders of Class A Common Stock have voting rights of 1/20th of one vote per share on all matters as to which shareholders of the Company are entitled to vote. During fiscal year 2023, there were 1,319 shares of Class B Common Stock issued in lieu of cash compensation under the Company's Profit Sharing Bonus Plan.

Unissued shares of common stock reserved for conversion privileges of designated non-participating preferred stock were 33,695 of both Class A and Class B as of March 31, 2023 and 2022. Additionally, there were 8,292 and 32,756 shares of Class A reserved for conversion of the Participating Preferred Stock as of March 31, 2023 and 2022, respectively.

Treasury Stock — During fiscal year 2023 the Company repurchased $41.2 million, or 766,071 shares of its Class A Common Stock and none of its Class B Common Stock. As of March 31, 2023, there is a total of $168.6 million, or 4,566,242 shares, of repurchased stock. These shares are not considered outstanding. The Company contributed $1.5 million or 39,177 treasury shares for the 401(k) match in fiscal year 2023 as described in Note 10, Retirement Plans.